Summary of Significant Accounting Policies (Details) - Schedule of disaggregated information of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Transportation	$ 346,039	$ 327,848	$ 273,685
Warehouse storage and storage management service	20,322	16,885	12,364
Others	3,964	1,966	1,415
Total revenues	$ 370,325	$ 346,699	$ 287,464